Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets:
Cash and deposits with banks	¥ 75,697,521	¥ 73,090,816
Call loans and bills bought	1,965,135	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,303,930	11,738,072
Trading assets	3,736,296	3,140,736
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Investment securities	32,749,405	31,051,461
Loans and advances	104,635,815	97,714,938
Investments in associates and joint ventures	1,009,738	886,685
Property, plant and equipment	1,762,996	1,754,661
Intangible assets	992,849	819,720
Other assets	6,063,907	4,945,631
Current tax assets	44,941	33,376
Deferred tax assets	58,981	28,958
Total assets	248,160,847	235,024,987
Liabilities:
Deposits	162,593,492	155,493,654
Call money and bills sold	1,130,000	1,368,515
Repurchase agreements and cash collateral on securities lent	20,113,162	18,509,906
Trading liabilities	3,181,992	2,080,826
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Borrowings	20,584,651	19,423,355
Debt securities in issue	11,428,437	11,228,600
Provisions	227,784	224,274
Other liabilities	8,386,774	8,777,502
Current tax liabilities	51,513	53,718
Deferred tax liabilities	259,280	399,535
Total liabilities	235,379,155	222,748,837
Equity:
Capital stock	2,341,878	2,341,274
Capital surplus	645,382	722,595
Retained earnings	6,434,605	6,078,208
Treasury stock	(13,403)	(13,699)
Equity excluding other reserves	9,408,462	9,128,378
Other reserves	2,546,294	2,430,857
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	11,954,756	11,559,235
Non-controlling interests	93,325	68,379
Equity attributable to other equity instruments holders	733,611	648,536
Total equity	12,781,692	12,276,150
Total equity and liabilities	¥ 248,160,847	¥ 235,024,987